NET INVESTMENT IN DIRECT FINANCING LEASES - Schedule of Future Minimum Lease Receipts (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
NET INVESTMENT IN DIRECT FINANCING LEASES
Within 1 year	$ 332,802	$ 377,696	$ 113,637,581	$ 98,532,910
2 years	41,764	117,869,926	7,340,325	14,124,241
3 years	101,782,289	7,847,263	1,583,569	7,022,776
4 years	14,659,311	1,733,007	0	1,363,227
5 years	6,076,992	0
Total minimum finance lease receivables	$ 122,893,158	$ 127,827,892	$ 122,561,475	$ 121,043,154